Taxes - Operating taxes and levies - Income statement components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Territorial Economic Contribution, IFER and similar taxes	€ (820)	€ (817)	€ (729)
Spectrum fees	(309)	(304)	(294)
Levies on telecommunication services	(286)	(296)	(319)
Other operating taxes and levies	(425)	(429)	(466)
Total	€ (1,840)	€ (1,846)	€ (1,808)